                                                                   [ZURICH LOGO]








                             Zurich Yieldwise Funds
                                      2000


















    Semiannual Report to Shareholders for the Period Ended January 31, 2000 table of contents

SUBJECT                                                         PAGE

 FUND OBJECTIVES                                                  1
------------------------------------------------------------------------
 PERFORMANCE SUMMARY                                              2
------------------------------------------------------------------------
 VARIABLES AFFECTING PERFORMANCE                                  5
------------------------------------------------------------------------
 PERFORMANCE REVIEW                                               6
------------------------------------------------------------------------
 TERMS TO KNOW                                                    8
------------------------------------------------------------------------
 PORTFOLIO COMPOSITION                                            9
------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                        10
------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                            25
------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS                                            30
------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                   33
------------------------------------------------------------------------

fund objectives

Zurich YieldWise Funds is an open-end, diversified, management investment company offering a choice of three investment funds. Each Fund is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower costs.

Like all money market funds, an investment in these funds is not insured or guaranteed by the FDIC or any other government agency. Although money funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

 ZURICH YIELDWISE MONEY FUND

This fund seeks to provide maximum current income to the extent consistent with stability of principal by investing primarily in high quality short-term securities.

 ZURICH YIELDWISE GOVERNMENT MONEY FUND

This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 ZURICH YIELDWISE MUNICIPAL MONEY FUND

This fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with stability of principal by investing primarily in a portfolio of short-term, high quality tax-exempt municipal securities.

performance summary
 ZURICH YIELDWISE MONEY FUND

YIELD COMPARISON
Zurich YieldWise Money Fund is compared to the First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by IBC Financial Data. Returns are historical and do not guarantee future results. Fund yields fluctuate.*

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

[PERFORMANCE GRAPHS]


                                                                              FUND YIELD VS. FIRST TIER MONEY FUND AVERAGE
                                                                         FUND YIELD               FIRST TIER MONEY FUND AVERAGE
                                                                ---------------------------       -----------------------------
8/6/99                                                                      4.74                               4.41
                                                                            4.81                               4.41
                                                                            4.92                               4.46
                                                                            4.95                               4.48
                                                                            5.04                               4.54
                                                                            5.04                               4.58
                                                                            5.11                               4.60
                                                                            5.19                               4.63
                                                                            5.21                               4.65
                                                                            5.18                               4.67
                                                                            5.32                               4.70
                                                                            5.30                               4.73
                                                                            5.30                               4.76
                                                                            5.30                               4.80
                                                                            5.47                               4.80
                                                                            5.50                               4.86
                                                                            5.55                               4.91
                                                                            5.59                               4.97
                                                                            5.68                               5.00
                                                                            5.85                               5.06
                                                                            5.80                               5.12
                                                                            5.86                               5.16
                                                                            5.80                               5.05
                                                                            5.80                               5.16
                                                                            5.73                               5.14
1/28/00                                                                     5.69                               5.11

COMPETITIVE RANKING
The ranking is based upon changes in net asset value with all dividends reinvested for the year ended 1/31/00. The Lipper category used for comparison is the Lipper Money Market Instrument Fund category. The ranking is historical and does not guarantee future performance.


LIPPER RANKING
--------------


TOP 2%          #7 OF 347 funds               1 Year

*Performance reflects a partial fee waiver during this period which improved results. Otherwise, the 7-day average yield would have been 5.55% on 1/28/00.

 ZURICH YIELDWISE GOVERNMENT MONEY FUND

YIELD COMPARISON
Zurich YieldWise Government Money Fund is compared to the Government Money Fund Average which consists of all non-institutional government money market funds tracked by IBC Financial Data. Returns are historical, do not guarantee future results, and will fluctuate.*

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

[PERFORMANCE GRAPHS]

                                                                             FUND YIELD VS. GOVERNMENT MONEY FUND AVERAGE
                                                                        FUND YIELD                GOVERNMENT MONEY FUND AVERAGE
                                                             ---------------------------------    -----------------------------
8/6/99                                                                     4.99                                4.31
                                                                           4.91                                4.29
                                                                           4.84                                4.33
                                                                           4.89                                4.32
                                                                           5.24                                4.45
                                                                           5.21                                4.48
                                                                           5.21                                4.49
                                                                           5.31                                4.47
                                                                           5.26                                4.48
                                                                           5.25                                4.52
                                                                           5.29                                4.50
                                                                           5.23                                4.52
                                                                           5.32                                4.51
                                                                           5.36                                4.57
                                                                           5.40                                4.57
                                                                           5.27                                4.63
                                                                           5.41                                4.71
                                                                           5.56                                4.80
                                                                           5.21                                4.77
                                                                           5.70                                4.80
                                                                           5.60                                4.81
                                                                           5.76                                4.82
                                                                           5.81                                4.49
                                                                           5.73                                4.83
                                                                           5.68                                4.85
1/28/00                                                                    5.81                                4.84

COMPETITIVE RANKING
The ranking is based upon changes in net asset value with all dividends reinvested for the year ended 1/31/00. The Lipper category used for comparison is the Lipper Government Money Market Instrument Fund category. The ranking is historical and does not guarantee future performance.


LIPPER RANKING
--------------


TOP FUND              #1 OF 126 funds            1 Year

*Performance reflects a partial fee waiver and expense absorption during this period which improved results. Otherwise, the 7-day average yield would have been 5.23% on 1/28/00.

 ZURICH YIELDWISE MUNICIPAL MONEY FUND

YIELD COMPARISON
Zurich YieldWise Municipal Money Fund is compared to the Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by IBC Financial Data. Returns are historical, do not guarantee future results, and will fluctuate.*

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

[PERFORMANCE GRAPHS]

                                                                              FUND YIELD VS. TAX-FREE MONEY FUND AVERAGE
                                                                         FUND YIELD                TAX-FREE MONEY FUND AVERAGE
                                                              --------------------------------     ---------------------------
8/6/99                                                                      3.25                               2.50
                                                                            3.13                               2.41
                                                                            3.25                               2.53
                                                                            3.30                               2.54
                                                                            3.35                               2.58
                                                                            3.29                               2.53
                                                                            3.28                               2.54
                                                                            3.49                               2.72
                                                                            3.72                               2.95
                                                                            3.64                               2.93
                                                                            3.57                               2.66
                                                                            3.44                               2.69
                                                                            3.42                               2.72
                                                                            3.49                               2.79
                                                                            3.63                               2.75
                                                                            3.80                               2.90
                                                                            3.82                               3.02
                                                                            3.88                               3.08
                                                                            3.54                               2.90
                                                                            3.92                               2.74
                                                                            3.79                               3.01
                                                                            4.11                               3.48
                                                                            4.21                               3.88
                                                                            3.70                               2.79
                                                                            3.57                               2.55
1/28/00                                                                     3.56                               2.62

COMPETITIVE RANKING
The ranking is based upon changes in net asset value with all dividends reinvested for the year ended 1/31/00. The Lipper category used for comparison is the Lipper Tax-Free Money Market Instrument Fund category. The ranking is historical and does not guarantee future performance.


LIPPER RANKING
--------------


TOP FUND           #1 OF 136 funds             1 Year

*Performance reflects a 100% fee waiver and expense absorption during this period which improved results. Otherwise, the 7-day average yield would have been 2.86% on 1/28/00.

variables affecting
performance

The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objective.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities portfolio managers select have a major impact on reaching our goal. However, they must continuously analyze other variables which affect share price stability and fund performance. Traditionally, there are three important variables which are factored into the decision-making process:

 MONETARY POLICY

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they sell. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

 INTEREST RATES

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

 AVERAGE LENGTH OF MATURITY

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the Fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the Fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(ALSO SEE "TERMS TO KNOW" SECTION)
performance review
 AN INTERVIEW WITH PORTFOLIO MANAGER FRANK RACHWALSKI

[RACHWALSKI PHOTO]
                             FRANK RACHWALSKI IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. AND LEAD PORTFOLIO MANAGER OF ZURICH YIELDWISE FUNDS. MR. RACHWALSKI HOLDS A B.B.A. AND AN M.B.A. DEGREE FROM LOYOLA UNIVERSITY. THE FOLLOWING IS MR. RACHWALSKI'S REVIEW OF THE ECONOMIC CONDITIONS AND FUND RESULTS DURING THE REPORT PERIOD AND WHAT MAY HAPPEN IN THE MONTHS AHEAD.
--------------------------------------------------------------------------------

Over the past six months, we saw very strong U.S. economic conditions with growth above 5%. In addition, the economies in both Europe and Asia appeared to be on the recovery platform, which meant reasonable growth in exports, keeping the U.S. economy strong. The unemployment rate in the U.S. continued to decline and consumer confidence continued to rise. This prompted the Federal Reserve Board ("the Fed") to raise interest rates .25% on three separate occasions last year to help stabilize the financial markets and economic conditions.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions.

As a result, we took a defensive position with the Funds by keeping average maturity relatively short, to take advantage of additional rate increases as they occurred. Because of the uncertainties associated with the calendar change to a new millennium, including mass concern whether or not systems would function normally, we felt that we should be less aggressive. Therefore, we positioned the Funds in order to provide liquidity for investors when and if they needed it.

As 1999 came to a close, it became clear the Fund would have sufficient liquidity to meet demand. Also the market was reacting appropriately without a lot of safety concerns, especially given that the Fed provided whatever liquidity the market needed to function routinely in the final months of 1999. Therefore, the Funds took advantage of income incentives being offered for extending maturities into the new year, which were very attractive in both taxable and tax-exempt issues.

Considering this information, we plan to continue with our slightly defensive positioning and will manage each of the Funds so that we continue to offer you attractive yield potential with a high degree of stability, making the funds an excellent place for you to invest.

terms to know

7-DAY AVERAGE
YIELD Every money market fund calculates its yield according to a standardized method prescribed by the Securities and Exchange Commission. Each day's yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income, and therefore yield.

MATURITY Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

FEDERAL FUNDS
("FED FUNDS")           Commercial banks are required to keep these funds on
                        deposit at the Federal Reserve Bank in their district.
                        In order to meet these reserve requirements, occasionally commercial banks need to borrow funds.
                        These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed Funds Market". The interest rate on these loans is called the "Fed Funds Rate" and is the key money market rate which influences all other short-term rates.

portfolio composition

ZURICH YIELDWISE MONEY FUND                                    On 1/31/00*

[ZURICH YIELDWISE MONEY FUND PIE CHART]

                                                                      56%
                              - Commercial paper
                              ------------------------------------------------
                                                                      10%
                              - Certificates of Deposit
                              ------------------------------------------------
                                                                      32%
                              - Short-term and medium-term
                              notes
                              ------------------------------------------------
                                                                       2%
                              - Repurchase agreements
                              ------------------------------------------------
                                                                     100%
                              Total

                                 WEIGHTED AVERAGE MATURITY+
                                                                 25 days
                              Zurich YieldWise Money Fund
                              ------------------------------------------------
                                                                 48 days
                              First Tier Money Fund Average

ZURICH YIELDWISE GOVERNMENT MONEY FUND                             On 1/31/00*

[ZURICH YIELDWISE GOVERNMENT MONEY FUND PIE CHART]

                                                                      33%
                              - Repurchase agreements
                              ------------------------------------------------
                                                                      67%
                              - Federal agencies
                              ------------------------------------------------
                                                                     100%
                              Total

                                 WEIGHTED AVERAGE MATURITY+

                                                                 24 days
                              Zurich YieldWise Government
                              Money Fund
                              ------------------------------------------------
                                                                 47 days
                              Government Money Fund Average

ZURICH YIELDWISE MUNICIPAL MONEY FUND                              On 1/31/00*

[ZURICH YIELDWISE MUNICIPAL MONEY FUND PIE CHART]

                                                                      59%
                              - Tax-exempt commercial paper
                              ------------------------------------------------
                                                                      41%
                              - Variable rate demand notes
                              ------------------------------------------------
                                                                     100%
                              Total

                                 WEIGHTED AVERAGE MATURITY+

                                                                 30 days
                              Zurich YieldWise Municipal Money
                              Fund
                              ------------------------------------------------
                                                                 42 days
                              Tax-Free Money Fund Average

* Portfolio composition and holdings are subject to change.

+ The funds are compared to their respective IBC Financial Data category: The First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average includes all non-institutional government money market funds; Tax-Exempt Money Fund Average consists of all non-institutional tax-free money market funds. Weighted average maturity is as of 1/25/00.

Zurich YieldWise Money Fund

portfolio of investments
January 31, 2000 (unaudited)

                                              PRINCIPAL
        REPURCHASE AGREEMENT -- 2.6%           AMOUNT         VALUE
 --------------------------------------------------------------------------
 Lehman Brothers Holdings Inc., 5.78%,
   02/01/2000 to be repurchased at
   $25,003,948
   (COST: $25,000,000) (b)                   $25,000,000   $ 25,000,000

 --------------------------------------------------------------------------
 COMMERCIAL PAPER -- 56.2%
 --------------------------------------------------------------------------

 Ace Overseas Corp., 6.00%, 03/10/2000        10,000,000      9,938,461
 --------------------------------------------------------------------------
 Amsterdam Funding Corp., 5.70%, 02/07/2000   15,000,000     14,985,825
 --------------------------------------------------------------------------
 Amsterdam Funding Corp., 5.73%, 02/15/2000   10,000,000      9,977,833
 --------------------------------------------------------------------------
 Atlantis One Funding Corp., 5.81%,           15,985,000     15,857,342
 03/22/2000
 --------------------------------------------------------------------------
 BankBoston, N.A., 5.92%, 03/06/2000          10,000,000     10,000,000
 --------------------------------------------------------------------------
 Bank of Novia Scotia, 5.83%, 02/03/2000      10,000,000     10,000,000
 --------------------------------------------------------------------------
 Barton Capital Corp., 5.97%, 02/10/2000      10,000,000      9,985,275
 --------------------------------------------------------------------------
 Barton Capital Corp., 6.04%, 02/23/2000      10,000,000      9,963,578
 --------------------------------------------------------------------------
 Beta Finance, Inc., 5.98%, 03/20/2000        10,000,000      9,922,667
 --------------------------------------------------------------------------
 British Gas Capital, Inc., 5.96%,            10,000,000      9,922,933
 03/20/2000
 --------------------------------------------------------------------------
 California Pollution Control Financing
 Authority, 5.53%, 02/04/2000                 10,000,000     10,000,000
 --------------------------------------------------------------------------
 China Merchants, 6.16%, 02/25/2000           10,000,000      9,959,800
 --------------------------------------------------------------------------
 Dresdner US Finance Inc., 5.80%,             25,000,000     24,800,521
 03/22/2000
 --------------------------------------------------------------------------
 Falcon Asset Securitization Corp., 6.08%,    10,000,000      9,998,328
 02/02/2000
 --------------------------------------------------------------------------
 Falcon Asset Securitization Corp., 5.70%,    10,000,000      9,974,800
 02/17/2000
 --------------------------------------------------------------------------
 Federal National Mortgage Association,
 5.08%, 02/23/2000                            10,000,000      9,999,765
 --------------------------------------------------------------------------
 Forrestal Funding, 5.82%, 03/16/2000          8,669,000      8,607,864
 --------------------------------------------------------------------------
 Four Winds Funding Corp., 5.97%,              5,000,000      5,000,000
 02/01/2000
 --------------------------------------------------------------------------
 Four Winds Funding Corp., 5.68%,             15,000,000     14,985,875
 02/07/2000
 --------------------------------------------------------------------------
 Four Winds Funding Corp., 5.76%,             15,000,000     14,961,800
 02/17/2000
 --------------------------------------------------------------------------
 Galaxy Funding Corp., 6.05%, 02/24/2000       5,000,000      4,980,993
 --------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                              PRINCIPAL
                                               AMOUNT         VALUE
 Giro Funding Corp., 6.16%, 02/01/2000       $10,000,000   $ 10,000,000
 --------------------------------------------------------------------------
 Girsa Funding Corp., 6.13%, 04/24/2000       10,000,000      9,862,819
 --------------------------------------------------------------------------
 GMAC Mortgage Corp. of Pennsylvania,
 5.91%, 02/01/2000                            10,000,000     10,000,000
 --------------------------------------------------------------------------
 Goldman Sachs Group, L.P., 6.21%,            10,000,000     10,000,000
 02/03/2000
 --------------------------------------------------------------------------
 International Securitization Corp., 5.75%,
 02/23/2000                                   10,000,000      9,965,044
 --------------------------------------------------------------------------
 Intrepid Funding Master Trust, 6.00%,        10,000,000      9,954,578
 02/29/2000
 --------------------------------------------------------------------------
 Kitty Hawk Funding Corp., 6.08%,             10,000,000      9,986,644
 02/09/2000
 --------------------------------------------------------------------------
 Kitty Hawk Funding Corp., 6.06%,              5,000,000      4,977,594
 02/28/2000
 --------------------------------------------------------------------------
 Moat Funding, LLC, 6.07%, 02/14/2000         15,000,000     14,967,663
 --------------------------------------------------------------------------
 Mont Blanc Capital Corp., 5.73%,              7,000,000      6,974,508
 02/24/2000
 --------------------------------------------------------------------------
 Mont Blanc Capital Corp., 5.80%,             17,000,000     16,880,528
 03/16/2000
 --------------------------------------------------------------------------
 Monte Rosa Capital Corp., 5.98%,              5,000,000      4,997,563
 02/04/2000
 --------------------------------------------------------------------------
 Oakland-Alameda County Coliseum Authority,
 5.55%, 02/04/2000                            10,000,000     10,000,000
 --------------------------------------------------------------------------
 Old Line Funding Corp., 6.13%, 02/10/2000     5,000,000      4,992,500
 --------------------------------------------------------------------------
 Park Avenue Receivables, 5.98%, 02/16/2000    5,000,000      4,987,813
 --------------------------------------------------------------------------
 Park Avenue Receivables, 5.72%, 02/22/2000    8,550,000      8,521,621
 --------------------------------------------------------------------------
 Park Avenue Receivables, 5.79%, 03/06/2000   15,000,000     14,918,542
 --------------------------------------------------------------------------
 Preferred Receivables Funding Corp.,
 5.83%, 03/20/2000                            25,000,000     24,807,333
 --------------------------------------------------------------------------
 Quincy Capital Corp., 6.13%, 02/10/2000      10,000,000      9,984,975
 --------------------------------------------------------------------------
 Receivables Capital Corp., 5.99%,             5,000,000      4,992,613
 02/10/2000
 --------------------------------------------------------------------------
 Royal Bank of Scotland, 6.04%, 02/17/2000    10,000,000      9,973,733
 --------------------------------------------------------------------------
 Salomon Smith Barney Holdings, 6.02%,        10,000,000      9,990,083
 02/07/2000
 --------------------------------------------------------------------------
 Sears Roebuck Acceptance Corp., 6.23%,       13,400,000     13,352,318
 02/22/2000
 --------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                              PRINCIPAL
                                               AMOUNT         VALUE
 Sheffield Receivables Corp., 5.85%,         $25,000,000   $ 24,798,611
 03/22/2000
 --------------------------------------------------------------------------
 Superior Funding Corp., 6.13%, 02/10/2000    10,000,000      9,984,875
 --------------------------------------------------------------------------
 Superior Funding Corp., 5.83%, 03/16/2000    20,000,000     19,858,711
 --------------------------------------------------------------------------
 Texas, Brazos River Authority, 6.09%,        10,000,000     10,000,000
 02/08/2000
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 TOTAL COMMERCIAL PAPER
   (COST: $533,554,329)                                     533,554,329

 CERTIFICATES OF DEPOSIT -- 9.7%

 Allfirst Bank, 6.18%*, 03/07/2000            10,000,000      9,997,658
 --------------------------------------------------------------------------
 Barclays Bank, PLC, 5.64%*, 02/01/2000        7,500,000      7,498,753
 --------------------------------------------------------------------------
 Commerzbank AG, 5.71%*, 02/12/2000           10,000,000      9,998,602
 --------------------------------------------------------------------------
 Credit Suisse First Boston, 5.72%*,          15,000,000     15,000,000
 02/01/2000
 --------------------------------------------------------------------------
 Deutsche Bank, AG, 5.64%*, 02/01/2000        10,000,000      9,998,781
 --------------------------------------------------------------------------
 Dresdner Bank, 5.78%*, 02/26/2000            15,000,000     14,997,221
 --------------------------------------------------------------------------
 National Bank of Canada, 6.09%*,             10,000,000      9,996,059
 02/22/2000
 --------------------------------------------------------------------------
 Skandinaviska Enskilda Banken, 6.02%*,       10,000,000      9,998,591
 02/22/2000
 --------------------------------------------------------------------------
 Skandinaviska Enskilda Banken, 5.84%*,        5,000,000      4,998,871
 02/29/2000
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 TOTAL CERTIFICATES OF DEPOSIT
   (COST: $92,484,536)                                       92,484,536

 SHORT-TERM AND MEDIUM-TERM NOTES -- 31.5%

 American Express Centurion Bank, 5.77%*,
 02/21/2000                                   10,000,000     10,000,000
 --------------------------------------------------------------------------
 BankOne Corp. 6.24%*, 02/04/2000              5,000,000      4,999,754
 --------------------------------------------------------------------------
 BankOne Corp. 6.03%*, 04/05/2000              5,000,000      4,998,350
 --------------------------------------------------------------------------
 Caterpillar Financial Services Corp.,
 6.07%*, 02/16/2000                           10,000,000      9,998,900
 --------------------------------------------------------------------------
 Comerica Bank, 5.65%*, 02/01/2000            10,000,000      9,999,441
 --------------------------------------------------------------------------
 CoreState Bank, N.A., 5.70%*, 02/01/2000     15,000,000     14,999,972
 --------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                              PRINCIPAL
                                               AMOUNT         VALUE
 FINOVA Capital Corp., 6.17%*, 03/13/2000    $25,000,000   $ 25,000,000
 --------------------------------------------------------------------------
 First Bank, N.A., 5.85%*, 02/19/2000         10,000,000     10,001,677
 --------------------------------------------------------------------------
 Fleet National Bank, 6.33%*, 02/15/2000      10,000,000     10,003,599
 --------------------------------------------------------------------------
 Ford Motor Credit Co., 6.04%*, 02/18/2000     5,000,000      4,997,797
 --------------------------------------------------------------------------
 Ford Motor Credit Co., 6.17%*, 03/30/2000     5,000,000      4,996,744
 --------------------------------------------------------------------------
 GTE Corp., 6.13%*, 3/10/2000                 20,000,000     19,985,605
 --------------------------------------------------------------------------
 Heller Financial, Inc., 6.22%*, 03/07/2000   10,000,000     10,003,208
 --------------------------------------------------------------------------
 Heller Financial, Inc., 6.25%*, 04/07/2000   25,000,000     25,007,509
 --------------------------------------------------------------------------
 Household Finance Corp., 5.86%*,             10,000,000     10,000,727
 02/10/2000
 --------------------------------------------------------------------------
 J.P. Morgan & Co., Inc., 5.81%*,             10,000,000     10,000,000
 02/03/2000
 --------------------------------------------------------------------------
 John Deere Capital Corp., 5.65%*,            10,000,000      9,999,408
 02/01/2000
 --------------------------------------------------------------------------
 Key Bank, N.A., 5.78%*, 02/08/2000           10,000,000      9,995,393
 --------------------------------------------------------------------------
 MBNA America Bank, N.A., 6.27%*,             10,000,000      9,995,702
 03/10/2000
 --------------------------------------------------------------------------
 Mellon Bank, N.A., 6.10%*, 02/29/2000        10,000,000      9,998,270
 --------------------------------------------------------------------------
 National City Bank of Kentucky, 6.11%*,
 04/07/2000                                   10,000,000     10,004,515
 --------------------------------------------------------------------------
 National Rural Utilities Cooperative          5,000,000      4,999,750
 Finance Corp., 5.83%*, 02/02/2000
 --------------------------------------------------------------------------
 National Rural Utilities Cooperative          5,000,000      4,999,805
 Finance Corp., 6.14%*, 03/25/2000
 --------------------------------------------------------------------------
 Norwest Financial Inc., 5.81%*, 02/07/2000    5,000,000      4,998,234
 --------------------------------------------------------------------------
 PNC Bank Corp., 5.80%*, 02/28/2000           10,000,000     10,000,303
 --------------------------------------------------------------------------
 Sanwa Business Credit Co., 6.16%*,            7,000,000      7,000,000
 03/13/2000
 --------------------------------------------------------------------------
 SMM Trust Series 1999-A, 6.15%*,             12,000,000     12,000,000
 04/15/2000
 --------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                              PRINCIPAL
                                               AMOUNT         VALUE
 Transamerica Finance Corp., 6.13%*,         $10,000,000   $ 10,000,000
 03/01/2000
 --------------------------------------------------------------------------
 Wells Fargo & Co., 6.06%*, 03/29/2000         5,000,000      4,999,264
 --------------------------------------------------------------------------
 Xerox Credit Corp., 6.04%*, 02/08/2000        5,000,000      4,998,436
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 TOTAL SHORT-TERM AND MEDIUM-TERM NOTES
 (COST: $298,982,363)                                       298,982,363
 --------------------------------------------------------------------------
 TOTAL INVESTMENT PORTFOLIO -- 100%
 (COST: $950,021,228) (a)                                  $950,021,228

Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

(a) Cost for federal income tax purposes is $950,021,228.

(b) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

 * Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their current rate as of January 31, 2000. The dates shown represent the demand date or next interest rate change date.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

Zurich YieldWise Government Money Fund

portfolio of investments
January 31, 2000 (unaudited)

                                                     PRINCIPAL
 REPURCHASE AGREEMENTS--33.1%                         AMOUNT          VALUE
 Chase Securities, Inc., 5.65%, 02/03/2000, to be
 repurchased at $15,030,185                         $15,000,000   $  15,000,000
 ----------------------------------------------------------------------------------
 Chase Securities, Inc., 5.70%, 02/09/2000, to be
 repurchased at $15,049,192                           15,000,000     15,000,000
 ----------------------------------------------------------------------------------
 Goldman Sachs, Inc., 5.62%, 02/07/2000, to be
 repurchased at $20,043,112                           20,000,000     20,000,000
 ----------------------------------------------------------------------------------
 Lehman Brothers, Inc., 5.78%, 02/01/2000, to be
 repurchased at $23,003,642                           23,000,000     23,000,000
 ----------------------------------------------------------------------------------
 Merrill Lynch, Inc., 5.58%, 02/03/2000, to be
 repurchased at $5,010,701                             5,000,000      5,000,000
 ----------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS
   (COST $78,000,000) (b)                                            78,000,000

      SHORT-TERM AND MEDIUM-TERM NOTES--66.9%
 Federal Farm Credit Bank, 5.60%*, 02/01/2000         1,500,000       1,499,995
 ----------------------------------------------------------------------------------
 Federal Home Loan Bank, 5.55%*, 03/17/2000           4,000,000       3,999,759
 ----------------------------------------------------------------------------------
 Federal Home Loan Bank, 5.55%*, 02/01/2000           4,500,000       4,499,612
 ----------------------------------------------------------------------------------
 Federal Home Loan Bank, 5.66%*, 02/28/2000          10,000,000       9,997,568
 ----------------------------------------------------------------------------------
 Federal Home Loan Bank, 5.05%, 03/01/2000            2,000,000       2,000,000
 ----------------------------------------------------------------------------------
 Federal Home Loan Bank, 5.05%, 03/03/2000            1,000,000       1,000,000
 ----------------------------------------------------------------------------------
 Federal Home Loan Bank, 5.69%, 03/29/2000           20,000,000      19,824,567
 ----------------------------------------------------------------------------------
 Federal Home Loan Bank, 5.12%, 05/17/2000            7,000,000       7,000,000
 ----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., 5.60%*,            4,000,000       3,999,064
 02/18/2000
 ----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., 5.68%,             3,000,000       2,983,667
 03/07/2000
 ----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., 5.65%,             6,000,000       5,949,583
 03/27/2000
 ----------------------------------------------------------------------------------
 Federal National Mortgage Association, 5.08%,          500,000         499,988
 02/23/2000
 ----------------------------------------------------------------------------------
 Federal National Mortgage Association, 5.62%*,      10,000,000       9,997,404
 02/01/2000
 ----------------------------------------------------------------------------------
 Federal National Mortgage Association, 5.56%,       12,000,000      11,985,600
 02/09/2000
 ----------------------------------------------------------------------------------
 Federal National Mortgage Association, 5.65%*,      25,000,000      24,983,880
 02/22/2000
 ----------------------------------------------------------------------------------
 Federal National Mortgage Association, 5.93%*,       3,000,000       2,999,807
 03/06/2000
 ----------------------------------------------------------------------------------
 Federal National Mortgage Association, 5.76%,       10,000,000       9,871,119
 04/24/2000
 ----------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
 Student Loan Marketing Association, 5.46%*,        $ 3,000,000   $   2,999,743
 02/01/2000
 ----------------------------------------------------------------------------------
 Student Loan Marketing Association, 6.20%*,          6,500,000       6,499,744
 02/01/2000
 ----------------------------------------------------------------------------------
 Student Loan Marketing Association, 6.30%*,         25,000,000      24,995,956
 02/01/2000
 ----------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------
 TOTAL SHORT-TERM AND MEDIUM-TERM NOTES
   (COST $157,587,056)                                              157,587,056
 ----------------------------------------------------------------------------------
 TOTAL INVESTMENT PORTFOLIO -- 100%
   (COST $235,587,056) (a)                                        $ 235,587,056

Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

(a) Cost for federal income tax purposes was $235,587,056.

(b) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

 * Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their current rate as of January 31, 2000. The dates shown represent the demand date or next interest rate change date.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

Zurich YieldWise Municipal Money Fund

portfolio of investments
January 31, 2000  (unaudited)


                                                PRINCIPAL
 VARIABLE RATE DEMAND SECURITIES*--40.8%         AMOUNT         VALUE
ALABAMA
 Phoenix County
 Industrial Development Board, 3.70%           $3,600,000      $3,600,000
ARKANSAS
 Pocahontas Industrial Development Revenue,
 3.60%                                          2,500,000       2,500,000
COLORADO
 Health Facilities Authority
 Frasier Meadows Manor Project, 3.33%           1,490,000       1,490,000
DISTRICT OF COLUMBIA
 General Fund Recovery,
 General Obligation, 3.65%                      2,000,000       2,000,000
FLORIDA
 Indian River County
 Hospital Revenue, 3.30%                        3,000,000       3,000,000
 ------------------------------------------------------------------------
 Sarasota County
 Health Facilities Authority, 3.35%             1,900,000       1,900,000
 ------------------------------------------------------------------------
 University of North Florida
 1994 Series, 3.25%                             2,000,000       2,000,000
 1997 Series, 3.25%                             4,000,000       4,000,000
GEORGIA
 Fayette County
 Educational Facilities Authority, 3.30%        1,000,000       1,000,000
 ------------------------------------------------------------------------
 Fulton County
 United Way Project, 3.30%                      1,000,000       1,000,000
ILLINOIS
 Carol Stream
 MAAC Machinery Co. Project, 3.60%                800,000         800,000
 ------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                PRINCIPAL
                                                 AMOUNT         VALUE
 Development Financial Authority
 Adventist Health Systems, 3.33%               $  685,000      $  685,000
 ------------------------------------------------------------------------
 Student Assistance Commission
 Student Loan Revenue - Series A, 3.25%         1,900,000       1,900,000
 Student Loan Revenue - Series 1997, 3.25%        800,000         800,000
KENTUCKY
 Lexington
 YMCA Central Kentucky Project, 3.40%           2,000,000       2,000,000
 ------------------------------------------------------------------------
 Mason County
 Pollution Control Revenue, 3.25%                 600,000         600,000
 ------------------------------------------------------------------------
 Mayfield
 Multi-City Lease Revenue Bonds, 3.30%            775,000         775,000
MICHIGAN
 Farmington Hills
 Brookfield Building Association Project,
 3.70%                                            900,000         900,000
 ------------------------------------------------------------------------
 Genesee County
 Atlas Technologies, Inc. Project, 3.50%          400,000         400,000
 ------------------------------------------------------------------------
 Hospital Finance Authority
 Hospital Equipment Loan Project, 3.32%         1,150,000       1,150,000
 ------------------------------------------------------------------------
 Oakland County
 Economic Development Authority, 3.45%            800,000         800,000
 ------------------------------------------------------------------------
 Job Development Authority, Kentwood
 Residence, 3.35%                               1,100,000       1,100,000
 ------------------------------------------------------------------------
 Strategic Fund
 Continental Aluminum Project, 3.45%              900,000         900,000
 ------------------------------------------------------------------------
 Creative Foam Corp. Project, 3.50%               800,000         800,000
 ------------------------------------------------------------------------
 Hope Network Project, 3.35%                      600,000         600,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                                PRINCIPAL
                                                  AMOUNT       VALUE
NEW JERSEY
 Salem County
 Pollution Control Revenue, 3.75%              $2,000,000      $2,000,000

NORTH DAKOTA

 Mercer County
 Pollution Control Revenue, 3.25%               1,055,000       1,055,000

PENNSYLVANIA

 Delaware Valley
 Regional Finance Authority, 3.20%              2,500,000       2,500,000
 ------------------------------------------------------------------------
 Higher Education Assistance Agency
 Student Loan Revenue - Series A, 3.35%           700,000         700,000
 Student Loan Revenue - Series B, 3.35%           300,000         300,000
 ------------------------------------------------------------------------
 Lancaster County
 Hospital Finance Authority, 3.30%              2,000,000       2,000,000

TENNESSEE

 Maury County
 Industrial Development Board -
 Saturn Corp. Project, 3.45%                    1,650,000       1,650,000

TEXAS

 Harris County
 Health Facilities Authority, 3.70%             1,000,000       1,000,000
 ------------------------------------------------------------------------
 Panhandle Plains
 Higher Education Authority,
 Student Loan Revenue, 3.25%                    2,200,000       2,200,000
 ------------------------------------------------------------------------
 Sabine River Authority
 Pollution Control Revenue, 3.70%               5,500,000       5,500,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                PRINCIPAL
                                                   AMOUNT      VALUE
 VERMONT
 Economic Authority
 Industrial Development Revenue, 3.60%         $5,000,000      $5,000,000
 ------------------------------------------------------------------------
 Student Assistance Corp.
 Student Loan Revenue, 3.75%                    7,680,000       7,680,000

 WISCONSIN

 Eau Claire
 Pope & Talbot, Inc. Project, 3.50%               600,000         600,000
 ------------------------------------------------------------------------
 Wausau
 Minnesota Mining & Manufacturing Project,
 3.46%                                            600,000         600,000

 WEST VIRGINIA

 Preston County
 Allegheny Wood Products, Inc. Project, 3.50%     450,000         450,000
 ----------------------------------------------------------------------------
 TOTAL VARIABLE RATE DEMAND SECURITIES
 (COST $69,935,000)                                            69,935,000

 OTHER SECURITIES -- 59.2%
 ALABAMA

 Special Care Facilities Financing Authority
 of Birmingham, 3.80%, 02/16/00                 1,000,000       1,000,000

 ALASKA

 City of Valdez
 Atlantic Richfield Co. Project, 3.75%,
 04/11/00                                       1,000,000       1,000,000

 ARIZONA

 Salt River Agricultural Improvement and Power
 District, 3.85%, 02/14/00                      3,200,000       3,200,000
 -------------------------------------------------------------------------
 Salt River Agricultural Improvement and Power
 District, 3.80%, 04/10/00                      1,000,000       1,000,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                 PRINCIPAL
                                                    AMOUNT      VALUE
 COLORADO
 Platte River
 Power Authority, 3.50%, 03/13/00               $2,000,000      $2,000,000

 FLORIDA

 Orange County
 Health Facilities Authority, 3.65%,
 02/10/2000                                      1,000,000       1,000,000
 -------------------------------------------------------------------------
 Orlando
 Capital Improvements Authority - 94A, 3.80%,
 04/10/2000                                      1,000,000       1,000,000
 -------------------------------------------------------------------------
 Capital Improvements Authority - 94A, 3.85%,
 04/12/2000                                      3,600,000       3,600,000
 -------------------------------------------------------------------------
 Pinellas
 Educational Facilities Authority, 3.70%,
 02/15/2000                                      1,300,000       1,300,000
 -------------------------------------------------------------------------
 Sunshine State Governmental Financing
 Commission, 3.90%, 02/17/2000                   2,000,000       2,000,000
 -------------------------------------------------------------------------
 Sunshine State Governmental Financing
 Commission, 3.50%, 03/01/2000                   1,000,000       1,000,000

 GEORGIA

 Monroe County
 Georgia Power Company, 3.70%, 02/18/2000        2,000,000       2,000,000
 -------------------------------------------------------------------------
 Municipal Electric Authority, 3.85%,
 02/08/2000                                      3,000,000       3,000,000

 ILLINOIS

 Health Facilities Authority, 3.75%,
 04/11/2000                                      2,000,000       2,000,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                 PRINCIPAL
                                                    AMOUNT      VALUE
 INDIANA
 Health Facilities Authority, 3.80%,            $3,000,000      $3,000,000
 02/09/2000
 -------------------------------------------------------------------------
 Jasper County
 Pollution Control Revenue - Series B, 4.00%,
 02/08/2000                                      2,000,000       2,000,000
 Pollution Control Revenue - Series C, 4.00%,
 02/07/2000                                      1,500,000       1,500,000
 Pollution Control Revenue - Series C, 4.00%,
 02/15/2000                                      2,000,000       2,000,000

 KENTUCKY

 Danville
 Multi-County Lease Revenue,
 3.85%, 02/08/2000                               3,000,000       3,000,000
 Multi-County Lease Revenue, 3.85%, 02/10/2000   3,000,000       3,000,000
 Multi-County Lease Revenue, 4.00%, 02/10/2000     210,000         210,000
 -------------------------------------------------------------------------
 Pendleton City Lease
 Multi-County Lease Revenue, 3.65%, 02/11/2000   1,500,000       1,500,000
 Multi-County Lease Revenue, 3.65%, 02/16/2000   1,000,000       1,000,000
 Multi-County Lease Revenue,
 3.45%, 03/08/2000                               2,000,000       2,000,000

 LOUISIANA

 Parish of West Baton Rouge
 Pollution Control Revenue, 3.90%, 02/16/2000    3,000,000       3,000,000
 -------------------------------------------------------------------------
 Public Finance Authority 99B, 3.85%,            4,000,000       4,000,000
 03/09/2000
 -------------------------------------------------------------------------
 Public Finance Authority 99B, 3.60%,
 04/10/2000                                      4,000,000       4,000,000

 MISSISSIPPI

 Claiborne County, Pollution Control Revenue,
 3.85%, 04/10/2000                                 700,000         700,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                 PRINCIPAL
                                                    AMOUNT      VALUE
 NEVADA
 Las Vegas Valley
 Water District, 3.85%, 03/08/2000              $2,000,000      $2,000,000

 NEW YORK

 Nassau County
 Tax Anticipation Note - Series A, 4.85%,
 04/28/2000                                      1,500,000       1,503,338
 Tax Anticipation Note - Series C, 4.75%,
 12/21/2000                                        500,000         502,909

 OHIO

 Air Quality Development, 3.80%, 04/10/2000      3,000,000       3,000,000

 PENNSYLVANIA

 Philadelphia
 Tax and Revenue Anticipation Notes, 4.25%,
 06/30/2000                                        500,000         501,488

 SOUTH CAROLINA

 Public Service Authority, 3.85%, 02/11/2000     3,000,000       3,000,000
 Public Service Authority, 3.85%, 02/16/2000     2,000,000       2,000,000

 TEXAS

 Calhoun County Navigation Industrial
 Development Authority, 3.80%, 02/09/2000        3,000,000       3,000,000
 -------------------------------------------------------------------------
 Calhoun County Navigation Industrial
 Development Authority, 3.70%, 02/17/2000        2,000,000       2,000,000
 -------------------------------------------------------------------------
 Houston
 General Obligation, 3.80%, 03/13/2000           4,000,000       4,000,000
 Water and Sewer Revenue, 3.75%, 02/24/2000      3,100,000       3,100,000
 Water and Sewer Revenue, 3.85%, 03/06/2000      2,000,000       2,000,000
 Municipal Power Agency, 3.60%, 02/09/2000       1,000,000       1,000,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                 PRINCIPAL
                                                    AMOUNT      VALUE
 Municipal Power Agency, 3.90%, 03/09/2000      $4,000,000      $1,000,000
 Municipal Power Agency, 3.90%, 03/23/2000       1,000,000       1,000,000
 -------------------------------------------------------------------------
 San Antonio
 Electric and Gas Revenue, 3.65%, 04/11/2000     2,000,000       2,000,000
 -------------------------------------------------------------------------
 Tax and Revenue Anticipation Notes, 4.50%,
 8/31/2000                                       4,300,000       4,318,707

 UTAH

 Intermountain Power Agency, 3.85%, 03/09/2000   3,300,000       3,300,000

 VIRGINIA

 Virginia Electric and Power Company - Series
 1985, 3.75%, 02/10/2000                         3,100,000       3,100,000
 -------------------------------------------------------------------------
 Virginia Electric and Power Company - Series
 1987, 3.75%, 04/11/2000                         1,000,000       1,000,000
 -------------------------------------------------------------------------
 Virginia Electric and Power Company, 4.00%,
 02/24/2000                                      2,000,000       2,000,000
 -----------------------------------------------------------------------------
 TOTAL OTHER SECURITIES
 (COST $101,336,442)                                           101,336,442
 -----------------------------------------------------------------------------
 TOTAL INVESTMENTS PORTFOLIO -- 100%
 (COST $171,271,442)(A)                                       $171,271,442

Interest rates represent annualized yields to date of maturity, except for variable rate securities described below.

(a) Cost for federal income tax purposes was $171,271,442.

 * Variable rate demand securities are securities whose yields vary with a designated market index or market rate such as the coupon equivalent of the Treasury bill rate. These securities are shown at their current rate as of January 31, 2000, and are payable within five business days.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS financial statements

 STATEMENT OF ASSETS AND LIABILITIES

January 31, 2000 (unaudited)

 ASSETS                             MONEY       GOVERNMENT     MUNICIPAL
 Investments in securities,
 at amortized cost               $950,021,228  157,587,056    171,271,442
 ------------------------------------------------------------------------
 Repurchase agreements                     --   78,000,000             --
 ------------------------------------------------------------------------
 Cash                               9,654,003    2,484,563             --
 ------------------------------------------------------------------------
 Receivable for investments                --           --        200,000
 sold
 ------------------------------------------------------------------------
 Interest receivable                3,732,441      857,052      1,054,940
 ------------------------------------------------------------------------
 Receivable for Fund shares         4,220,191    3,110,844        764,480
 sold
 ------------------------------------------------------------------------
 Due from adviser                          --       99,398        143,854
 ------------------------------------------------------------------------
 Other assets                              --           --             --
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 TOTAL ASSETS                     967,627,863   242,138,913   173,434,716

 LIABILITIES

 Due to custodian bank                     --           --        292,521
 ------------------------------------------------------------------------
 Dividends payable                    877,685      220,325         92,659
 ------------------------------------------------------------------------
 Payable for Fund shares           19,049,828    1,596,856      4,114,357
 redeemed
 ------------------------------------------------------------------------
 Accrued management fee               481,344           --             --
 ------------------------------------------------------------------------
 Other accrued expenses and           270,310       69,438         28,766
 payables
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 TOTAL LIABILITIES                 20,679,167    1,886,619      4,528,303
 ------------------------------------------------------------------------
 NET ASSETS AT VALUE             $946,948,696   240,252,294   168,906,413

 NET ASSET VALUE

 Shares outstanding               946,948,696   240,252,294   168,906,413
 ------------------------------------------------------------------------
 Net asset value, offering and
 redemption price per share
 (Net asset value / outstanding
 shares of beneficial interest,
 $0.00 par value, unlimited
 number of shares authorized)           $1.00         1.00           1.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

 STATEMENT OF OPERATIONS

Six months ended January 31, 2000 (unaudited)

 INVESTMENT INCOME                MONEY       GOVERNMENT   MUNICIPAL
 Interest                      $26,781,074    6,543,244    2,705,097
 -------------------------------------------------------------------
 Expenses:
 Management fee                  1,650,523      581,728     370,587
 -------------------------------------------------------------------
 Services to shareholders          262,323       42,743      96,730
 -------------------------------------------------------------------
 Custodian and accounting
   fees                             11,534       26,896       5,451
 -------------------------------------------------------------------
 Auditing                           25,000        5,399       3,276
 -------------------------------------------------------------------
 Legal                               2,750        5,701       1,500
 -------------------------------------------------------------------
 Trustees' fees and expenses        19,688        5,698       3,462
 -------------------------------------------------------------------
 Reports to shareholders            26,598        8,010       2,500
 -------------------------------------------------------------------
 Registration fees                  60,624      101,152      29,444
 -------------------------------------------------------------------
 Other                             185,498       34,063       6,245
 -------------------------------------------------------------------
 Total expenses, before
   expense reductions            2,244,538      811,390     519,195
 -------------------------------------------------------------------
 Expense reductions               (653,588)    (692,022)   (519,195)
 -------------------------------------------------------------------
 Total expenses, after
   expense reductions            1,590,950      119,368          --
 -------------------------------------------------------------------
 NET INVESTMENT INCOME          25,190,124    6,423,876    2,705,097
 -------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS   $25,190,124    6,423,876    2,705,097
 -------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                      (This page intentionally left blank)

 STATEMENTS OF CHANGES IN NET ASSETS                           MONEY


                                          SIX MONTHS
                                             ENDED            YEAR
                                          JANUARY 31,        ENDED
                                             2000           JULY 31,
 INCREASE (DECREASE) IN NET ASSETS        (UNAUDITED)         1999
 OPERATIONS:
 Net investment income                   $  25,190,124       51,509,952
 -----------------------------------------------------------------------
 Distributions to shareholders from net
 investment income                         (25,190,124)     (51,509,952)
 -----------------------------------------------------------------------
 FUND SHARE TRANSACTIONS:
 Proceeds from shares sold                 727,830,490    1,265,864,367
 -----------------------------------------------------------------------
 Reinvestment of distributions              24,137,900       49,605,674
 -----------------------------------------------------------------------
 Cost of shares redeemed                  (719,407,062)  (1,472,810,799)
 -----------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM FUND SHARE
 TRANSACTIONS AND TOTAL INCREASE
 (DECREASE) IN NET ASSETS                   32,561,328     (157,340,758)


 NET ASSETS

 Beginning of period                       914,387,368    1,071,728,126
 -----------------------------------------------------------------------
 END OF PERIOD                           $ 946,948,696      914,387,368

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

          GOVERNMENT              MUNICIPAL

     SIX MONTHS                    SIX MONTHS
       ENDED       DECEMBER 1,       ENDED       DECEMBER 1,
    JANUARY 31,    1998 (a) TO    JANUARY 31,    1998 (a) TO
        2000         JULY 31,         2000         JULY 31,
    (UNAUDITED)        1999       (UNAUDITED)        1999

      6,423,876      3,803,698      2,705,097        685,537
-------------------------------------------------------------
     (6,423,876)    (3,803,698)    (2,705,097)      (685,537)
-------------------------------------------------------------
    197,525,151    343,648,626    260,844,184    105,204,719
-------------------------------------------------------------
      6,142,838      3,475,455      2,361,398        619,244
-------------------------------------------------------------
   (174,586,463)  (135,953,313)  (175,033,321)   (25,089,811)
-------------------------------------------------------------
     29,081,526    211,170,768     88,172,261     80,734,152


    211,170,768             --     80,734,152             --
-------------------------------------------------------------
    240,252,294    211,170,768    168,906,413     80,734,152

(a) Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS financial highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.
 ZURICH YIELDWISE MONEY FUND

                                                                 APRIL 17,
                           SIX MONTHS                              1997
                              ENDED           YEAR ENDED            (a)
                           JANUARY 31,         JULY 31,             TO
                              2000       ---------------------   JULY 31,
                           (UNAUDITED)     1999        1998        1997
 Net asset value,
 beginning of period           $1.00          1.00        1.00        1.00
 --------------------------------------------------------------------------
 Net investment income          0.03          0.05        0.06        0.02
 --------------------------------------------------------------------------
 Less distributions from
 net investment income         (0.03)        (0.05)      (0.06)      (0.02)
 --------------------------------------------------------------------------
 Net asset value, end of
 period                        $1.00          1.00        1.00        1.00
 -------------------------------------------------------------------------
 TOTAL RETURN (%)(b)            2.76**        5.03        5.81        1.69**

               RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
 Net assets, end of
 period ($ thousands)        946,949       914,387   1,071,728     245,064
 --------------------------------------------------------------------------
 Ratio of expenses before
 expense reductions (%)         0.48*         0.45        0.44        0.60*
 --------------------------------------------------------------------------
 Ratio of expenses after
 expense reductions (%)         0.34*         0.34        0.07          --
 --------------------------------------------------------------------------
 Ratio of net investment
 income (%)                     5.40*         4.92        5.63        5.66*

(a) Commencement of operations.
(b) Total returns would have been lower had certain expenses not been reduced.
 *  Annualized.
**  Not annualized.

 ZURICH YIELDWISE GOVERNMENT FUND

                                           SIX MONTHS
                                              ENDED      DECEMBER 1,
                                           JANUARY 31,   1998 (a) TO
                                              2000        JULY 31,
                                           (UNAUDITED)      1999
 Net asset value, beginning of period            $1.00          1.00
 ---------------------------------------------------------------------
 Net investment income                            0.03          0.03
 ---------------------------------------------------------------------
 Less distributions from net investment
 income                                          (0.03)        (0.03)
 ---------------------------------------------------------------------
 Net asset value, end of period                  $1.00          1.00
 ---------------------------------------------------------------------
 TOTAL RETURN (%) (b)                            2.75%**        3.30**

            RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
 Net assets, end of period ($ thousands)       240,252       211,171
 --------------------------------------------------------------------
 Ratio of expenses before expense
 reductions (%)                                   0.68*         0.61*
 --------------------------------------------------------------------
 Ratio of expenses after expense
 reductions (%)                                   0.10*         0.05*
 --------------------------------------------------------------------
 Ratio of net investment income (%)               5.40*         4.92*

(a) Commencement of operations.

(b) Total returns would have been lower had certain expenses not been reduced.

 *  Annualized.

**  Not annualized.

 ZURICH YIELDWISE MUNICIPAL MONEY FUND

                                            SIX MONTHS
                                               ENDED      DECEMBER 1,
                                            JANUARY 31,   1998 (a) TO
                                               2000        JULY 31,
                                            (UNAUDITED)      1999
 Net asset value, beginning of period             $1.00          1.00
 ---------------------------------------------------------------------
 Net investment income                             0.02          0.02
 ---------------------------------------------------------------------
 Less distributions from net investment
 income                                           (0.02)        (0.02)
 ---------------------------------------------------------------------
 Net asset value, end of period                   $1.00          1.00
 ---------------------------------------------------------------------
 TOTAL RETURN (%) (b)                             1.83%**        2.09**

            RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
 Net assets, end of period ($ thousands)        168,906        80,734
 ---------------------------------------------------------------------
 Ratio of expenses before expense
 reductions (%)                                    0.70*         0.88*
 ---------------------------------------------------------------------
 Ratio of expenses after expense
 reductions (%)                                      --            --
 ---------------------------------------------------------------------
 Ratio of net investment income (%)                3.66*         3.25*

(a) Commencement of operations.

(b) Total returns would have been lower had certain expenses not been reduced.

 *  Annualized.

**  Not annualized.

notes to
financial statements

 1. SIGNIFICANT ACCOUNTING POLICIES
Zurich YieldWise Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company organized as a Massachusetts business trust. The Trust currently offers three investment funds ("Funds"). Zurich YieldWise Money Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich YieldWise Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies and repurchase agreements thereon. Zurich YieldWise Municipal Money Fund invests in short-term high quality municipal securities.

The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Funds in the preparation of its financial statements.

SECURITY VALUATION. The Funds value all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Funds must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with certain banks and broker/dealers whereby the Funds, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

FEDERAL INCOME TAXES. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of the Funds are declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

 2. TRANSACTIONS WITH AFFILIATES
MANAGEMENT AGREEMENT. Each Fund has a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pays a monthly investment management fee of 1/12 of the annual rate of .50% of the first $215 million of average daily net assets declining to .25% of average daily net assets in excess of $800 million. During the six months ended January 31, 2000, the Funds incurred the following management fees:

                             MANAGEMENT FEE     FEES WAIVED BY     EFFECTIVE
FUND                          IMPOSED ($)     SCUDDER KEMPER ($)   RATE (%)
----                         --------------   ------------------   ---------
Zurich YieldWise Money Fund    1,000,390           650,133            .21
Zurich YieldWise Government
  Money Fund                     --                581,728           --
Zurich YieldWise Municipal
  Money Fund                     --                370,587           --

SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Trust. For the six months ended January 31, 2000, KSvC received shareholder services fees for the Zurich YieldWise Money Fund, the Zurich YieldWise Government Money Fund and the Zurich YieldWise Municipal Money Fund of $277,047, $42,743, and $61,584, respectively, of which $59,206, $5,956, and
$42,712, respectively, is unpaid at January 31, 2000.

OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. During the six months ended January 31, 2000, the Trust made no payments to its officers and incurred trustees' fees of $28,848 to independent trustees.

EXPENSE ABSORPTION. Scudder Kemper has agreed to temporarily waive its management fee and reimburse or pay operating expenses of each fund as follows: for Zurich YieldWise Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than .45% until January 1, 2000, thereafter, to the extent necessary to maintain the Fund's total operating expenses at no more than .38% until November 30, 2000; for Zurich YieldWise Government Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than .10% through at least June 1, 1999, thereafter, to the extent necessary to maintain the Fund's total operating expenses at no more than .34% until June 1, 2000 and .37% until November 30, 2000; for Zurich YieldWise Municipal Money Fund, 100% of expenses were waived and absorbed until June 1, 1999, thereafter, to the extent necessary to maintain the Fund's total operating expenses at no more than .30% until 11/30/2000. For the six months ended January 31, 2000, Scudder Kemper waived and absorbed expenses of $1,845,700.

 3. EXPENSE OFF-SET ARRANGEMENTS
Each Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended January 31, 2000, Zurich YieldWise Money Fund's, Zurich YieldWise Government Money Fund's and Zurich YieldWise Municipal Money Fund's custodian and transfer agent fees were reduced by $1,075 and $1,342, $3,112 and $2,380, and $9,554 and $1,642,
respectively.

 4. LINE OF CREDIT
The Funds and several Kemper funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

                      (This page intentionally left blank)

                                    [SCREEN]

                             TRUSTEES AND OFFICERS


TRUSTEES                            OFFICERS

JOHN W. BALLANTINE              MARK S. CASADY               JOHN R. HEBBLE
Trustee                         President                    Treasurer

LEWIS A. BURNHAM                PHILIP. J. COLLORA           MAUREEN E. KANE
Trustee                         Vice President and           Assistant Secretary
                                Secretary

LINDA C. COUGHLIN               ANN M. McCREARY              CAROLINE PEARSON
Trustee                         Vice President               Assistant Secretary

DONALD L. DUNAWAY               ROBERT C. PECK, JR.          BRENDA LYONS
Trustee                         Vice President               Assistant Treasurer

ROBERT B. HOFFMAN               KATHRYN L. QUIRK
Trustee                         Vice President

DONALD R. JONES                 FRANK J. RACHWALSKI, JR.
Trustee                         Vice President

THOMAS W. LITTAUER              LINDA J. WONDRACK
Trustee and                     Vice President
Vice President

SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee

LEGAL COUNSEL                   VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                222 North LaSalle Street
                                Chicago, IL 60601

SHAREHOLDER SERVICE             KEMPER SERVICE COMPANY
AGENT                           P.O. Box 419066
                                Kansas City, MO 64141-6066

TRANSFER AGENT                  INVESTORS FIDUCIARY TRUST COMPANY
                                801 Pennsylvania
                                Kansas City, MO 64105

CUSTODIAN                       STATE STREET BANK AND TRUST COMPANY
                                225 Franklin Street
                                Boston, MA 02109

INDEPENDENT                     ERNST & YOUNG LLP
AUDITORS                        233 South Wacker Drive
                                Chicago, IL 60606

This report must be preceded or
accompanied by a Zurich YieldWise Funds prospectus, Kemper Distributors Inc.

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